Organization and Business Description (Details)	6 Months Ended
	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2025 ¥ / shares	Jun. 30, 2024 USD ($)	Jul. 31, 2022	Jul. 02, 2022
Organization and Business Description [Line Items]
Percentage of shareholders	100.00%	100.00%
Option price | (per share)	$ 1.37	¥ 10
Sunrise Tech [Member]
Organization and Business Description [Line Items]
Acquire of equity ownership percentage				100.00%	100.00%
GIOP BJ [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Organization and Business Description [Line Items]
Interest loans	$ 1,057,276
Sunrise Guizhou [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Organization and Business Description [Line Items]
Interest loans	141,742
Zibo Shidong [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Organization and Business Description [Line Items]
Interest loans	275,763		$ 1,300,000
GMB Hangzhou [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Organization and Business Description [Line Items]
Interest loans	$ 137,882